Other Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
15. OTHER ASSETS
Other assets consist of:

	$		$
	2025		2024

Preproduction costs related to long-term supply agreements		$759		$697
Long-term receivables [i]		286		310
Pension overfunded status [note 19[a]]		75		57
Unrealized gain on cash flow hedges [note 23]		83		11
Other, net [i]		72		45
		$1,275		$1,120
[i]
Certain amounts in the prior period have been reclassified to conform with current period presentation.